Long-Term Debt, Annual Principal Payments (Details) - Term Loan Facility [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt [Abstract]
Weighted average interest rate	8.19%
Annual Principal Payments [Abstract]
2026	$ 1,170
2027	2,280
2028	10,450
Total	$ 13,900	$ 16,200